Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade receivables [member]
Statement [LineItems]
Summary of Financial Assets

Trade receivables as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Trade accounts and notes receivable	¥688,102	¥712,180
Other	126,750	93,620
Allowance for impairment losses	(14,389)	(12,555)

Total	¥800,463	¥793,245